Document and Entity Information	Jul. 17, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 17, 2023
Entity File Number	333-128780
Entity Registrant Name	NCL CORPORATION LTD.
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	20-0470163
Entity Address, Address Line One	7665 Corporate Center Drive
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	305
Local Phone Number	436-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001318742
Amendment Flag	false